TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
TAXES.
Current income taxes	$ 4,464	$ 301,320	$ 951,403
Deferred income taxes	189,838	(46,187)	(86,495)
Total	$ 194,302	$ 255,133	$ 864,908